Commitments and contingencies - Guarantees (Details)					1 Months Ended		4 Months Ended	12 Months Ended
	Jul. 12, 2018 payment	Jul. 04, 2018 CNY (¥)	Apr. 27, 2018 CNY (¥)	May 16, 2016 CNY (¥)	Oct. 31, 2018 CNY (¥)	Jul. 31, 2018 CNY (¥)	Oct. 31, 2018 payment	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)
Loss Contingencies [Line Items]
Hunan Huade Food Co. Ltd. (borrower)										¥ 5,000,000	$ 728,141
Yuanyang Minyu Micro-Loan Co. Ltd
Loss Contingencies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				¥ 5,000,000
Debt Instrument, Monthly Interest Rate				1.80%
Debt Instrument, Monthly Interest Rate, Additional Default Amount				0.90%
Yuanyang Minyu Micro-Loan Co. Ltd | Guarantee Obligations
Loss Contingencies [Line Items]
Long-term Debt			¥ 1,096,181.02
Debt Instrument, Monthly Interest Rate, For First 10 Days			2.00%
Debt Instrument, Monthly Interest Rate, For After 10 Days			4.00%
Litigation Settlement, Amount Awarded from Other Party			¥ 25,930
First Payment To Be Paid By Guarantors under Litigation		¥ 500,000
Second Payment To Be Paid By Guarantors under Litigation		¥ 500,000
Number of Payments Responsible By Guarantors | payment	3
Number of Payments Made By Guarantors | payment							2
First Payment Paid By Guarantors under Litigation						¥ 500,000
Second Payment Paid By Guarantors under Litigation					¥ 500,000
Guarantors | Yuanyang Minyu Micro-Loan Co. Ltd
Loss Contingencies [Line Items]
Hunan Huade Food Co. Ltd. (borrower)				¥ 2,000,000
Chongqin Penglin Food Co., Ltd
Loss Contingencies [Line Items]
CQ Mingwen (borrower)								¥ 9,000,000	$ 1,310,654